Current and long-term debt - ABN AMRO / SEB Credit Facility (Details)	1 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Jun. 30, 2018 USD ($) tanker	Jun. 30, 2017 tanker	Jun. 30, 2015 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel						19		19
Borrowings						$ 2,552,473,000		$ 2,415,326,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 120,600,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,266,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Borrowings						103,300,000		97,900,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 6,300,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					2.60%
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity									$ 171,200,000	$ 132,500,000	$ 87,000,000.0	$ 52,000,000.0
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 1,000,000,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels				160.00%
Borrowings	$ 251,400,000					$ 131,400,000		$ 191,300,000				132,500,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount									$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount												25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		$ 500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel												500,000
Consolidated liquidity requirement per each chartered-in vessel												$ 250,000
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel						134		135
STI Hammersmith, STI Westminster, STI Connaught, STI Winnie and STI Lauren [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 87,600,000
Number of collateralized vessels refinanced | tanker		5
STI Hammersmith [Member] | Handymax [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker			1
STI Westminster [Member] | MR [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker			1
STI Connaught, STI Winnie and STI Lauren [Member] | LR2 [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker			3
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Borrowings, Financial Covenants, Period Two [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		140.00%
First Eight Installments [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount					$ 2,900,000
First Eight Installments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,100,000						$ 1,000,000.0
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount					$ 100,000	$ 2,500,000
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount							$ 800,000